Note 2 - Allowance For Loan Losses: Allowance for Credit Losses on Financing Receivables (Tables)	9 Months Ended
Sep. 30, 2018
Tables/Schedules
Allowance for Credit Losses on Financing Receivables

	Three Months Ended		Nine Months Ended
	Sept. 30, 2018	Sept. 30, 2017	Sept. 30, 2018	Sept. 30, 2017
Allowance for Credit Losses:
Beginning Balance	$ 41,000,000	$ 47,000,000	$ 42,500,000	$ 48,500,000
Provision for Loan Losses	10,211,067	5,777,564	25,382,742	22,442,416
Charge-offs	(13,263,402)	(13,003,785)	(37,632,941)	(38,496,984)
Recoveries	3,552,335	3,226,221	11,250,199	10,554,568
Ending Balance	$ 41,500,000	$ 43,000,000	$ 41,500,000	$ 43,000,000

Ending balance; collectively evaluated for impairment	$ 41,500,000	$ 43,000,000	$ 41,500,000	$ 43,000,000

	Three Months Ended		Nine Months Ended
	Sept. 30, 2018	Sept. 30, 2017	Sept. 30, 2018	Sept. 30, 2017
Finance receivables:
Ending balance	$ 668,850,870	$ 535,103,118	$ 668,850,870	$ 535,103,118
Ending balance; collectively evaluated for impairment	$ 668,850,870	$ 535,103,118	$ 668,850,870	$ 535,103,118